Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Other Assets

As at December 31	2024	2023
Deferred income tax assets (Note 10)	401	477
Ammonia catalysts [1]	126	113
Long-term income tax receivable (Note 10)	48	91
Accrued pension benefit assets (Note 21)	140	138
Other	169	232
	884	1,051

1  Net of accumulated amortization of $100 million (2023 – $99 million).